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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-6640

American Strategic Income Portfolio Inc. II

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   May 31

Date of reporting period:  November 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

AMERICAN
STRATEGIC
INCOME
PORTFOLIO
INC. II

BSP

November 30, 2004

Semiannual Report

AMERICAN STRATEGIC INCOME PORTFOLIO INC. II

Table of Contents

Financial Statements

Notes to Financial Statements

Schedule of Investments

Notice to Shareholders

As you may recall, at a shareholder meeting held on March 15, 2001, the fund’s shareholders approved a revised fundamental investment policy allowing the fund to invest up to 25% of its total assets in investment-grade preferred stock of real estate investment trusts (REITs). At the same time, the board of directors further restricted the fund’s investment in these securities to 10% of total assets. This additional investment restriction was nonfundamental, however, meaning that it was subject to change at any time by the board of directors, without shareholder approval. In order to provide the fund with additional investment flexibility, at a meeting held on December 7, 2004, the fund’s board of directors removed this restriction. The fund will continue to be subject to the policy limiting investments in investment-grade preferred stock of REITs to 25% of total assets.

As you are probably aware, the board of directors for American Strategic Income Portfolio Inc. II (the fund), as well as American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc. (collectively, the existing funds), has approved a proposal to reorganize these four funds into the First American Strategic Real Estate Portfolio, Inc., a specialty finance company that would elect to be taxed as a real estate investment trust (REIT). Shareholders of the existing funds who do not wish to receive shares of the REIT will have the option of electing to exchange their shares for shares of First American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions, and strategies substantially similar to those of the existing funds. This transaction is subject to review by the Securities and Exchange Commission, approval by the fund’s shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

Portfolio Composition

As a percentage of total assets on November 30, 2004

Delinquent Loan Profile

The tables below show the percentages of single family loans and a private mortgage-backed security and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of November 30, 2004, based on the value outstanding.

Single family loans and a private mortgage-backed security			Multifamily and commercial loans
Current	74.9%	Current	100.0%
30 Days	0.0%	30 Days	0.0%
60 Days	0.0%	60 Days	0.0%
90 Days	0.0%	90 Days	0.0%
120+ Days	25.1%	120+ Days	0.0%

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American Strategic Income Portfolio II

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of November 30, 2004. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

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American Strategic Income Portfolio II

Financial STATEMENTS (Unaudited)

Statement of Assets and Liabilities November 30, 2004

Assets:
Investments in unaffiliated securities, at value* (note 2)	$231,377,629
Investment in affiliated money market fund, at value** (note 3)	3,566,531
Cash in bank on demand deposit	855,932
Receivable for accrued interest	523,713
Other assets	423,993
Total assets	236,747,798
Liabilities:
Payable for investment securities purchased	1,287,332
Payable for reverse repurchase agreements (note 2)	33,469,673
Payable for investment management fees (note 3)	98,813
Payable for administrative fees (note 3)	41,507
Payable for interest expense	65,458
Payable for reorganization expenses (notes 3 and 6)	201,658
Total liabilities	35,164,441
Net assets applicable to outstanding capital stock	$201,583,357
Composition of net assets:
Capital stock and additional paid-in capital	$208,605,941
Undistributed net investment income	802,726
Accumulated net realized loss on investments	(3,503,511)
Unrealized depreciation of investments	(4,321,799)
Total–representing net assets applicable to capital stock	$201,583,357
*Investments in unaffiliated securities, at cost	$235,699,428
**Investment in affiliated money market fund, at cost	$3,566,531
Net asset value and market price of capital stock:
Net assets outstanding	$201,583,357
Shares outstanding (authorized 1 billion shares of $0.01 par value)	15,985,741
Net asset value per share	$12.61
Market price per share	$12.20

See accompanying Notes to Financial Statements.

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American Strategic Income Portfolio II

Financial STATEMENTS (Unaudited) continued

Statement of Operations For the Six Months Ended November 30, 2004

Investment income:
Interest from unaffiliated securities	$10,126,288
Dividends	2,699
Dividends from affiliated money market fund	27,590
Total investment income	10,156,577
Expenses (note 3):
Investment management fees	635,575
Administrative fees	254,772
Interest expense	563,664
Custodian fees	20,381
Transfer agent fees	17,056
Exchange listing and accounting fees	20,755
Reports to shareholders	29,520
Mortgage servicing fees	95,941
Directors fees	6,456
Audit and legal fees	58,372
Financial advisory and accounting fees	14,743
Other expenses	37,500
Total expenses	1,754,735
Net investment income	8,401,842
Net realized and unrealized gains (losses) on investments (note 4):
Net realized gain on investments	537,583
Net change in unrealized appreciation or depreciation of investments	(5,899,643)
Net loss on investments	(5,362,060)
Net increase in net assets resulting from operations	$3,039,782

See accompanying Notes to Financial Statements.

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American Strategic Income Portfolio II

Statement of Cash Flows For the Six Months Ended November 30, 2004

Cash flows from operating activities:
Net increase in net assets resulting from operations	$3,039,782
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(32,527,286)
Proceeds from paydowns and sales of investments	64,259,483
Net purchases of short-term securities	(559,736)
Net amortization of bond discount and premium	3,926
Net unrealized depreciation of investments	5,899,643
Net realized gain on investments	(537,583)
Decrease in accrued interest receivable	128,810
Decrease in other assets	96,202
Increase in accrued fees and expenses	24,431
Net cash provided by operating activities	39,827,672
Cash flows from financing activities:
Net payments for reverse repurchase agreements	(29,576,713)
Distributions paid to shareholders	(8,872,089)
Net cash used in financing activities	(38,448,802)
Net increase in cash	1,378,870
Bank overdraft at beginning of period	(522,938)
Cash at end of period	$855,932
Supplemental disclosure of cash flow information: Cash paid for interest	$574,398

See accompanying Notes to Financial Statements.

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American Strategic Income Portfolio II

Financial STATEMENTS (Unaudited) continued

Statements of Changes in Net Assets

	Six Months Ended 11/30/04 (Unaudited)	Year Ended 5/31/04
Operations:
Net investment income	$8,401,842	$17,882,331
Net realized gain on investments	537,583	806,361
Net change in unrealized appreciation or depreciation of investments	(5,899,643)	(2,836,227)
Net increase in net assets resulting from operations	3,039,782	15,852,465
Distributions to shareholders (note 2):
From net investment income	(8,872,089)	(18,204,555)
Capital share transactions (note 2):
Proceeds from 28,452 shares issued from reinvested dividends	-	378,262
Total decrease in net assets	(5,832,307)	(1,973,828)
Net assets at beginning of period	207,415,664	209,389,492
Net assets at end of period	$201,583,357	$207,415,664
Undistributed net investment income	$802,726	$1,272,973

See accompanying Notes to Financial Statements.

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American Strategic Income Portfolio II

Notes to Financial STATEMENTS (Unaudited)

(1) Organization	American Strategic Income Portfolio Inc. II (the fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund emphasizes investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. It may also invest in U.S. government securities, corporate debt securities, and preferred stock issued by real estate investment trusts. In addition, the fund may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbol BSP.

(2) Summary of Significant Accounting Policies	Security Valuations

Security valuations for the fund's investments (other than whole loans) are furnished by independent pricing services that have been approved by the fund's board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that

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American Strategic Income Portfolio II

Notes to Financial STATEMENTS (Unaudited) continued

utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of November 30, 2004, the fund held fair value securities with a value of $211,828,528 or 105.1% of net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

The fund's investments in whole loans (single family, multifamily, and commercial), and participation

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mortgages are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. (USBAM) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans or participation mortgages, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans and participation mortgages are determined no less frequently than weekly. Although we believe the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans and participation mortgages can only be determined in a negotiation between the fund and third parties.

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Notes to Financial STATEMENTS (Unaudited) continued

Security Transactions and Investment Income

The fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Whole Loans and Participation Mortgages

Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the fund generally will not be able to unilaterally enforce its rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

At November 30, 2004, loans representing 0.2% of net assets were 120 days or more delinquent as to the timely monthly payment of principal. Such delinquencies relate to single family whole loans and a private mortgage-backed security, which represent 25.1% of the total single family loans and private mortgage-backed security's value outstanding at November 30, 2004. The

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fund does not record past due interest as income until received. The fund may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the fund may suffer a loss. At November 30, 2004, no multifamily or commercial loans were deliquent.

Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The fund may receive rental or other income as a result of holding real estate. In addition, the fund may incur expenses associated with maintaining any real estate owned. As of and for the six months ended November 30, 2004, the fund owned no real estate.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended November 30, 2004, the weighted average borrowings outstanding were $47,316,014 and the weighted average interest rate payable on such borrowings was 2.39%.

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American Strategic Income Portfolio II

Notes to Financial STATEMENTS (Unaudited) continued

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of November 30, 2004, the fund had $1,287,332 outstanding of when-issued or forward-commitment securities.

Federal Taxes

The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the timing of recognition of income on certain collateralized mortgage-backed securities. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are

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American Strategic Income Portfolio II

distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

The tax character of distributions paid during the six months ended November 30, 2004 and fiscal year ended May 31, 2004 was as follows:

	11/30/04	05/31/04
Distributions paid from ordinary income	$8,872,089	$18,204,555

At May 31, 2004, the fund's most recently completed fiscal year-end, the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income	$1,272,973
Accumulated capital and post-October losses	(2,338,312)
Unrealized depreciation	(124,938)
Accumulated deficit	$(1,190,277)

The fund incurred a loss of $91,139 for tax purposes from November 1, 2003 to May 31, 2004. As permitted by the Internal Revenue Code, the fund intends to elect to defer and treat this loss as arising in the fiscal year ending May 31, 2005.

The difference between book basis and tax basis unrealized appreciation and accumulated realized losses at May 31, 2004, is attributable to a one-time tax election whereby the fund marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

Distributions to Shareholders

Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant

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American Strategic Income Portfolio II

Notes to Financial STATEMENTS (Unaudited) continued

to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund will issue new shares at a discount of up to 5% from the current market price

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

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American Strategic Income Portfolio II

(3) Expenses	Investment Management and Administrative Fees

Pursuant to an investment advisory agreement (the Agreement), USBAM, a subsidiary of U.S. Bank National Association (U.S. Bank), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee equal to an annualized rate of 0.20% of the fund's average weekly net assets and 4.50% of the daily gross income accrued by the fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the fund). The monthly investment management fee shall not exceed in the aggregate 1/12 of 0.725% of the fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For the six months ended November 30, 2004, the effective investment management fee incurred by the fund was 0.62%. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

Pursuant to a co-administration agreement (the Co-Administration Agreement), USBAM serves as co-administrator for the fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, is also co-administrator but currently has no functional responsibilities related to the fund) and provides administrative services, including legal and shareholder services, to the fund. Under this agreement, USBAM receives a monthly administrative fee equal to an annualized rate of 0.25% of the fund's average weekly net assets. For its fee, USBAM provides numerous

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American Strategic Income Portfolio II

Notes to Financial STATEMENTS (Unaudited) continued

services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments Inc. as a sub-administrator to perform, among other services, net asset value calculations.

The fund may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The fee for the fund is equal to an annual rate of 0.02% of average weekly net assets. These fees are computed weekly and paid monthly.

Mortgage Servicing Fees

The fund enters into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

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American Strategic Income Portfolio II

Proposed Reorganization Expenses

As discussed in Note 6, the fund has taken certain steps to reorganize along with certain other similar entities managed by USBAM. As set forth below, certain costs and expenses incurred in connection with the proposed reorganization of the fund (including, but not limited to, the preparation of all necessary registration statements, proxy materials and other documents, preparation for and attendance at board and committee, shareholder, planning, organizational and other meetings and costs and expenses of accountants, attorneys, financial advisors and other experts engaged in connection with the reorganization) shall be borne by the fund, American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc. (collectively, the existing funds). The Existing funds as a group will bear the first $3,400,000 of such expenses and will, subject to certain exceptions, equally share all transaction expenses in excess of $3,400,000 with USBAM. Such costs and expenses will be allocated among the existing funds based on their relative net asset values whether or not an existing fund participates in the reorganization. Additionally, costs and expenses incurred in connection with the legal representation of USBAM's interests with respect to the reorganization and related matters will be borne by USBAM. The existing funds' portion of the costs and expenses related to the reorganization have totaled approximately $4,000,000 through November 30, 2004, $100,000 of which was incurred during the six months ended November 30, 2004. Of these amounts, $1,230,499 and $31,039, respectively, have been allocated to the fund. It is currently estimated that additional costs and expenses related to the reorganization to be borne by the existing funds will total $884,000. Based on the net asset values

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American Strategic Income Portfolio II

Notes to Financial STATEMENTS (Unaudited) continued

of the existing funds as of November 30, 2004, it is projected that $271,940 of this amount will be incurred by the fund.

Other Fees and Expenses

In addition to the investment management, administrative, custodian, and mortgage servicing fees, the fund is responsible for paying other operating expenses, including: outside directors' fees and expenses, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses.

(4) Investment Security Transactions	Cost of purchases and proceeds from paydowns and sales of securities and real estate, other than temporary investments in short-term securities, for the six months ended November 30, 2004, aggregated $33,810,692 and $64,259,483, respectively. Included in proceeds from sales are $195,633 from prepayment penalties.

(5) Capital Loss Carryover	For federal income tax purposes, the fund had capital loss carryovers at May 31, 2004, the fund's most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below.

Capital Loss Carryover	Expiration
$922,669	2005
1,266,343	2006
$2,189,012

(6) Proposed Reorganization	A combined proxy statement/registration statement, last amended on April 22, 2003, has been filed with the

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American Strategic Income Portfolio II

Securities and Exchange Commission (SEC) in which it is proposed that the fund, along with American Strategic Income Portfolio Inc. (ASP), American Strategic Income Portfolio Inc. III (CSP), and American Select Portfolio Inc. (SLA), reorganize into First American Strategic Real Estate Portfolio, Inc., a specialty real estate finance company that would elect to be taxed as a real estate investment trust (REIT). Shareholders of the fund, ASP, CSP, and SLA who do not wish to receive shares of the REIT will have the option of electing to exchange their shares for shares in First American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions and strategies substantially similar to those of the fund, ASP, CSP, and SLA. This transaction is subject to review by the SEC, approval by the fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

(7) Indemnifications	The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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Notes to Financial STATEMENTS (Unaudited) continued

(8) Financial Highlights	Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

	Six Months Ended 11/30/04		Year Ended May 31,
	(Unaudited)		2004	2003	2002	2001	2000
Per-Share Data
Net asset value, beginning of period	$12.98		$13.12	$13.29	$13.06	$12.20	$12.92
Operations:
Net investment income	0.53		1.12	1.12	1.13	1.06	1.02
Net realized and unrealized gains (losses) on investments	(0.34)		(0.12)	(0.15)	0.23	0.83	(0.68)
Total from operations	0.19		1.00	0.97	1.36	1.89	0.34
Distributions to shareholders:
From net investment income	(0.56)		(1.14)	(1.14)	(1.13)	(1.03)	(1.06)
Net asset value, end of period	$12.61		$12.98	$13.12	$13.29	$13.06	$12.20
Market value, end of period	$12.20		$12.84	$13.70	$13.17	$12.30	$11.00
Selected Information
Total return, net asset value (a)	1.54%		7.95%	7.59%	10.66%	15.97%	2.77%
Total return, market value (b)	(0.82)%		2.16%	13.51%	16.94%	21.98%	1.09%
Net assets at end of period (in millions)	$202		$207	$209	$212	$208	$195
Ratio of expenses to average weekly net assets	1.72	%(d)	1.77%	2.99%	2.30%	3.37%	3.62%
Ratio of expenses to average weekly net assets excluding interest expense	1.17	%(d)	1.18%	1.68%	1.15%	1.19%	1.21%
Ratio of net investment income to average weekly net assets	8.24	%(d)	8.61%	8.52%	8.55%	8.45%	8.07%
Portfolio turnover rate	14%		34%	24%	46%	21%	24%
Amount of borrowings outstanding at end of period (in millions)	$33		$63	$73	$83	$70	$67
Per-share amount of borrowings outstanding at end of period	$2.09		$3.94	$4.55	$5.18	$4.37	$4.18
Per-share amount of net assets, excluding borrowings, at end of period	$14.70		$16.92	$17.67	$18.47	$17.43	$16.38
Asset coverage ratio (c)	702%		429%	388%	356%	399%	392%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Annualized.

2004 Semiannual Report

American Strategic Income Portfolio II

Schedule of INVESTMENTS (Unaudited)

American Strategic Income Portfolio II  November 30, 2004

Description of Security	Date Acquired	Par Value		Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities - 7.7%
Fixed Rate - 7.7%
FHLMC, 5.50%, 1/1/18		$6,923,229	(b)	$7,147,153	$7,133,072
FHLMC, 9.00%, 7/1/30		513,867	(b)	527,559	559,472
FNMA, 6.00%, 10/1/16		581,576	(b)	584,920	610,655
FNMA, 5.50%, 6/1/17		587,181	(b)	590,274	607,551
FNMA, 5.00%, 9/1/17		954,510	(b)	957,174	967,033
FNMA, 5.00%, 11/1/17		1,774,314	(g)	1,784,174	1,797,593
FNMA, 6.50%, 6/1/29		2,468,134	(b)	2,451,308	2,595,391
FNMA, 7.50%, 4/1/30		313,162	(b)	302,566	335,180
FNMA, 7.50%, 5/1/30		335,047	(b)	323,732	358,815
FNMA, 8.00%, 5/1/30		74,144	(b)	73,203	80,192
FNMA, 8.00%, 6/1/30		421,885	(b)	416,524	456,294
Total U.S. Government Agency Mortgage-Backed Securities				15,158,587	15,501,248
Corporate Note (e) - 2.5%
Fixed Rate - 2.5%
Stratus Properties, 9.25%, 7/1/06	06/14/01	5,000,000		5,000,000	5,000,000
Private Mortgage-Backed Security (e) - 0.1%
Fixed Rate - 0.1%
RFC 1997-NPC1, 8.31%, 8/27/23	03/27/97	360,984		362,207	339,598
Whole Loans and Participation Mortgages (c,d,e) - 102.4%
Commercial Loans - 37.3%
1336 and 1360 Energy Park Drive, 7.55%, 10/1/08	09/29/98	2,690,910	(b)	2,690,910	2,798,546
5555 East Van Buren, 5.68%, 7/1/11	06/23/04	6,500,000	(b)	6,500,000	6,680,453
Bigelow Office Building, 8.88%, 4/1/07	03/31/97	1,237,865	(b)	1,237,865	1,275,001
Cypress Point Office Park I, 5.30%, 6/1/09	05/19/04	4,641,000	(b)	4,641,000	4,709,492
See accompanying Notes to Schedule of Investments.

2004 Semiannual Report

American Strategic Income Portfolio II

Schedule of INVESTMENTS (Unaudited) continued

American Strategic Income Portfolio II
(Continued)

Description of Security	Date Acquired	Par Value		Cost	Value (a)
Cypress Point Office Park II, 5.30%, 7/1/09	05/19/04	$4,509,000	(b)	$4,509,000	$4,575,544
Gardenswartz Plaza, 7.40%, 5/1/07	04/02/02	2,544,492	(b)	2,544,492	2,620,826
Glen Lakes Health Plaza, 5.40%, 2/1/07	01/15/04	3,714,646	(b)	3,714,646	3,822,371
Hadley Avenue Business Center, 8.38%, 1/1/11	12/14/00	2,345,131	(b)	2,345,131	2,462,388
Harbor Corporate Center, 7.43%, 4/1/05	03/07/02	5,400,000	(b)	5,400,000	5,400,000
Hillside Office Park, 7.63%, 8/1/08	07/09/98	894,777		894,777	930,567
Ina Corporate Land, 7.88%, 11/1/05	11/02/01	2,085,000		2,085,000	2,085,000
Katy Plaza II, 9.88%, 1/1/05	01/01/04	1,785,892		1,785,892	1,609,762
La Posada & Casitas I, 7.93%, 11/1/05	11/02/01	5,680,000		5,680,000	5,680,000
LaCosta Centre, 5.20%, 3/1/09	02/27/04	4,642,190	(b)	4,642,190	4,726,456
Lincoln Industrial, 7.40%, 12/1/05	11/20/02	2,999,375	(b)	2,999,375	3,059,363
Minikahda Mini Storage III, 8.62%, 8/1/09	09/16/99	3,923,321	(b)	3,923,321	4,119,487
Minikahda Mini Storage V, 8.75%, 9/1/09	07/02/01	2,162,326	(b)	2,162,326	2,270,443
Oak Knoll Village Shopping Center, 6.73%, 10/1/13	09/17/03	1,624,191	(b)	1,624,191	1,705,401
PennMont Office Plaza, 6.88%, 5/1/06	04/30/01	1,302,630	(b)	1,302,630	1,328,683
Rapid Park Parking Lot, 5.15%, 11/1/07	08/07/97	3,850,000	(b)	3,850,000	3,938,165
Redwood Dental Building, 7.40%, 7/1/12	06/28/02	2,648,472	(b)	2,648,472	2,780,895
Rimrock Plaza, 7.65%, 12/1/08	12/02/98	2,939,743	(b)	2,939,743	3,057,333
Stevenson Office Building, Port Orchard Cinema, Jensen Industrial Building, 7.88%, 2/1/09	01/21/99	2,829,535	(b)	2,829,535	2,971,012
Sundance Plaza, 7.13%, 11/1/08	10/29/98	585,483		585,483	614,757
				73,535,979	75,221,945
See accompanying Notes to Schedule of Investments.

2004 Semiannual Report

American Strategic Income Portfolio II

American Strategic Income Portfolio II
(Continued)

Description of Security	Date Acquired	Par Value		Cost	Value (a)
Multifamily Loans - 64.5%
Adelphi Springs Apartments, 9.93%, 3/1/09	06/27/03	$5,084,592		$5,084,592	$4,306,381
Autumnwood, Southern Woods, Hinton Hollow, 7.68%, 6/1/09	05/24/02	7,110,983	(b)	7,110,983	7,466,532
Cameron Lakes Apartments I, 4.43%, 6/1/06	12/18/01	10,125,000	(b)	10,125,000	10,129,050
Cameron Lakes Apartments II, 14.88%, 3/1/05	12/18/01	710,000		710,000	668,348
Chardonnay Apartments, 6.40%, 7/1/13	06/05/03	4,094,462	(b)	4,094,462	4,186,571
Deering Manor, 7.98%, 12/8/22	12/08/92	1,038,108		1,027,727	1,038,108
Forest Estate Apartments, 9.88%, 3/15/05	09/20/02	2,150,000		2,150,000	1,992,764
Forestree Apartments, 5.43%, 12/31/04	06/01/01	7,725,000	(b)	7,725,000	7,725,000
Forestree Apartments II, 5.38%, 12/31/04	06/11/03	1,375,000		1,375,000	1,375,000
Fremont Plaza Apartments, 7.40%, 7/1/08	07/01/98	2,379,520	(b)	2,379,520	2,474,701
Hidden Woods Apartments I, 6.68%, 1/1/06	12/18/02	12,000,000		12,000,000	11,662,999
Hidden Woods Apartments II, 11.88%, 1/1/06	12/18/02	750,000		750,000	626,851
Highland Ridge & Highland Glen Apartments, 14.90%, 10/1/08	09/30/04	3,850,000		3,850,000	3,363,079
Home Park Village Apartments I, 5.43%, 10/1/06	09/25/03	6,645,000	(b)	6,645,000	6,777,900
Home Park Village Apartments II, 11.88%, 10/1/06	09/25/03	592,000		592,000	529,515
Misty Woods/Riverfall Square I, 5.43%, 8/1/06	07/23/03	7,966,000	(b)	7,966,000	7,758,883
Misty Woods/Riverfall Square II, 9.88%, 8/1/06	07/23/03	1,591,000		1,591,000	1,113,700
Oakton Terrace Apartments, 9.88%, 8/1/11	06/27/03	670,141		670,141	670,141
Park Hampshire Apartments, 9.90%, 1/1/13	06/27/03	3,111,280		3,111,280	2,304,712
See accompanying Notes to Schedule of Investments.

2004 Semiannual Report

American Strategic Income Portfolio II

Schedule of INVESTMENTS (Unaudited) continued

American Strategic Income Portfolio II
(Continued)

Description of Security	Date Acquired	Par Value		Cost	Value (a)
Primrose Apartments, 8.50%, 11/1/07	10/19/95	$1,008,090		$1,003,795	$1,048,413
Scottsdale Park Place, 5.68%, 11/1/07	10/29/04	7,125,000		7,125,000	7,125,000
Seven Oaks Apartments, 12.93%, 8/1/09	07/15/04	6,144,000		6,144,000	5,007,672
Southridge Apartments, 8.43%, 4/1/09	03/22/02	7,569,212	(b)	7,569,212	6,014,488
Stone Oak Place Apartments, 9.88%, 8/1/06	07/22/03	1,000,000		1,000,000	971,455
Sussex Club Apartments I, 6.68%, 5/1/06	04/08/03	9,798,000	(b)	9,798,000	9,108,425
Sussex Club Apartments II, 11.88%, 5/1/06	04/08/03	612,000		612,000	618,120
The Ridge Apartments, 9.88%, 3/1/08	02/07/03	2,050,000		2,050,000	1,923,337
Timber Ridge Apartments, 9.88%, 5/1/05	04/23/02	500,000		500,000	464,670
Walnut Factory / Z Lofts, 5.93%, 3/1/07	02/06/04	7,548,163		7,548,163	7,383,362
Willowbook Apartments I, 5.93%, 4/1/06	03/11/03	7,100,000		7,100,000	7,242,000
Willowbrook Apartments II, 11.88%, 4/1/06	03/11/03	200,000		200,000	198,884
Winterland Apartments I, 9.23%, 7/1/12	06/06/97	561,697		561,697	589,782
Winterland Apartments II, 9.23%, 7/1/12	06/06/97	1,076,585		1,076,585	1,130,414
Woodside Village Apartments I, 5.40%, 10/1/06	09/22/03	4,210,000	(b)	4,210,000	4,294,200
Woodside Village Apartments II, 9.88%, 10/1/06	09/22/03	947,000		947,000	801,189
				136,403,157	130,091,646
Single Family Loans - 0.6%
Merchants Bank, 10.48%, 12/1/20	12/18/92	225,931		227,789	232,709
Neslund Properties, 9.88%, 2/1/23	01/27/93	499,942		497,460	514,941
See accompanying Notes to Schedule of Investments.

2004 Semiannual Report

American Strategic Income Portfolio II

American Strategic Income Portfolio II
(Continued)

Description of Security	Date Acquired	Par Value/ Shares		Cost	Value (a)
PHH U.S. Mortgage, 8.65%, 1/1/12	12/30/92	$482,889		$469,905	$427,689
				1,195,154	1,175,339
Total Whole Loans and Participation Mortgages				211,134,290	206,488,930
Preferred Stocks - 2.0%
Real Estate Investment Trusts - 2.0%
AMB Property, Series L	09/07/04	219	(f)	5,442	5,434
AMB Property, Series M	09/08/04	3,659	(f)	93,619	91,475
Duke Realty Corp., Series J	09/08/04	27,139	(f)	690,855	692,044
Duke Realty Corp., Series K	09/08/04	8,000	(f)	198,800	200,800
Equity Residential Properties, Series N	09/14/04	6,244	(f)	156,352	155,975
Prologis Trust, Series F	09/08/04	35,120		892,477	892,750
Prologis Trust, Series G	09/08/04	43,190		1,098,075	1,100,913
Public Storage, Series A	09/08/04	24,331	(f)	594,039	594,406
Public Storage, Series X	09/07/04	5,599	(f)	140,769	140,479
Public Storage, Series Z	09/08/04	6,985	(f)	173,916	173,577
Total Preferred Stocks				4,044,344	4,047,853
Total Investments in Unaffiliated Securities				235,699,428	231,377,629
Affiliated Money Market Fund (h) - 1.8%
First American Prime Obligations Fund, Class Z		3,566,531		3,566,531	3,566,531
Total Investments in Securities (i) - 116.5%				$239,265,959	$234,944,160
See accompanying Notes to Schedule of Investments.

2004 Semiannual Report

American Strategic Income Portfolio II

Schedule of INVESTMENTS (Unaudited) continued

Notes to Schedule of Investments:

(a)   Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)   On November 30, 2004, securities valued at $143,941,264 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate		Due	Accrued Interest	Name of Broker and Description of Collateral
$13,969,673	11/8/04	2.07	%*	12/8/04	$18,475	(1)
19,500,000	11/1/04	2.89	%*	12/1/04	46,983	(2)
$33,469,673					$65,458

*Interest rate as of November 30, 2004. Rates are based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)   Morgan Stanley:
  FHLMC, 5.5%, 1/1/18, $6,923,229 par
  FHLMC, 9.00%, 7/1/30, $513,867 par
  FNMA, 6.00%, 10/1/16, $581,576 par
  FNMA, 5.50%, 6/1/17, $587,181 par
  FNMA, 5.00%, 9/1/17, $954,510 par
  FNMA, 6.50%, 6/1/29, $2,468,134 par
  FNMA, 7.50%, 4/1/30, $313,162 par
  FNMA, 7.50%, 5/1/30, $335,047 par
  FNMA, 8.00%, 5/1/30, $74,144 par
  FNMA, 8.00%, 6/1/30, $421,885 par

(2)   Morgan Stanley:
  1336 and 1360 Energy Park Drive, 7.55%, 10/1/08, $2,690,910 par
  5555 East Van Buren, 5.68%, 7/1/11, $6,500,000 par
  Autumnwood, Southern Woods, Hinton Hollow, 7.68%, 6/1/09,
    $7,110,983 par
  Bigelow Office Building, 8.88%, 4/1/07, $1,237,865 par
  Cameron Lakes Apartments I, 4.43%, 6/1/06, $10,125,000 par
  Chardonnay Apartments, 6.40%, 7/1/13, $4,094,462 par
  Cypress Point Office Park I, 5.30%, 6/1/09, $4,641,000 par
  Cypress Point Office Park II, 5.30%, 7/1/09, $4,509,000 par
  Forestree Apartments, 5.43%, 12/31/04, $7,725,000 par
  Fremont Plaza Apartments, 7.40%, 7/1/08, $2,379,520 par
  Gardenswartz Plaza, 7.40%, 5/1/07, $2,544,492 par
  Glen Lakes Health Plaza, 5.40%, 2/1/07, $3,714,646 par
  Hadley Avenue Business Center, 8.38%, 1/1/11, $2,345,131 par
  Harbor Corporate Center, 7.43%, 4/1/05, $5,400,000 par
  Home Park Village Apartments I, 5.43%, 10/1/06, $6,645,000 par
  Misty Woods/Riverfall Square I, 5.43%, 8/1/06, $7,966,000 par
  LaCosta Centre, 5.20%, 3/1/09, $4,642,190 par
  Lincoln Industrial, 7.40%, 12/1/05, $2,999,375 par
  Minikahda Mini Storage III, 8.62%, 8/1/09, $3,923,321 par
  Minikahda Mini Storage V, 8.75%, 9/1/09, $2,162,326 par
  Oak Knoll Village Shopping Center, 6.73%, 10/1/13, $1,624,191 par
  PennMont Office Plaza, 6.88%, 5/1/06, $1,302,630 par

2004 Semiannual Report

American Strategic Income Portfolio II

  Rapid Park Parking Lot, 5.15%, 11/1/07, $3,850,000 par
  Redwood Dental Building, 7.40%, 7/1/12, $2,648,472 par
  Rimrock Plaza, 7.65%, 12/1/08, $2,939,743 par
  Southridge Apartments, 8.43%, 4/1/09, $7,569,212 par
  Stevenson Office Building, Port Orchard Cinema, Jensen Industrial
    Building, 7.88%, 2/1/09, $2,829,535 par
  Sussex Club Apartments I, 6.68%, 5/1/06, $9,798,000 par
  Woodside Village Apartments I, 5.40%, 10/1/06, $4,210,000 par

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $70,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $70,000,000 lending commitment.

(c)   Interest rates on commercial and multifamily loans are the rates in effect on November 30, 2004. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2004.

(d)   Commercial and multifamily loans are described by the name of the mortgaged property. Pools of single family loans are described by the name of the institution from which the loans were purchased. The geographical location of the mortgaged properties and, in the case of single family, the number of loans, is presented below.

Commercial Loans:
  1336 and 1360 Energy Park Drive – St. Paul, MN
  5555 East Van Buren – Phoenix, AZ
  Bigelow Office Building – Las Vegas, NV
  Cypress Point Office Park I – Tampa, FL
  Cypress Point Office Park II – Tampa, FL
  Gardenswartz Plaza – Santa Fe, NM
  Glen Lakes Health Plaza – Austin, TX
  Hadley Avenue Business Center – Oakdale, MN
  Harbor Corporate Center – Los Angeles, CA
  Hillside Office Park – Elk River, MN
  Ina Corporate Land – Tuscon, AZ
  Katy Plaza II – Houston, TX
  La Posada & Casitas I – Tuscon, AZ
  LaCosta Centre – Austin, TX
  Lincoln Industrial – Lauderhill, FL
  Minikahda Mini Storage III – St. Paul, MN
  Minikahda Mini Storage V – St. Paul, MN
  Oak Knoll Village Shopping Center – Austin, TX
  PennMont Office Plaza – Albuquerque, NM
  Rapid Park Parking Lot – Minneapolis, MN
  Redwood Dental Building – Taylorsville, UT
  Rimrock Plaza – Billings, MT
  Stevenson Office Building, Port Orchard Cinema, Jensen Industrial Building –
    Stevenson, Port Orchard, and Arlington, WA
  Sundance Plaza – Colorado Springs, CO

Multifamily Loans:
  Adelphi Springs Apartments – Adelphi, MD
  Autumnwood, Southern Woods, Hinton Hollow – Knoxville, TN
  Cameron Lakes Apartments I – Clearwater, FL
  Cameron Lakes Apartments II – Clearwater, FL
  Chardonnay Apartments – Tulsa, OK
  Deering Manor – Nashwauk, MN

2004 Semiannual Report

American Strategic Income Portfolio II

Schedule of INVESTMENTS (Unaudited) continued

Forest Estate Apartments, Dallas, TX
  Forestree Apartments – Houston, TX
  Forestree Apartments II – Houston, TX
  Fremont Plaza Apartments – Phoenix, AZ
  Hidden Woods Apartments I – College Park, GA
  Hidden Woods Apartments II – College Park, GA
  Highland Ridge & Highland Glen Apartments – Oklahoma City, OK
  Home Park Village Apartments I – San Diego, CA
  Home Park Village Apartments II – San Diego, CA
  Misty Woods/Riverfall Square I – Arlington and Dallas, TX
  Misty Woods/Riverfall Square II – Arlington and Dallas, TX
  Oakton Terrace Apartments – Adelphi, MD
  Park Hampshire Apartments – Adelphi, MD
  Primrose Apartments – Grand Falls, ND
  Scottsdale Park Place – Scottsdale, AZ
  Seven Oaks Apartments – Garland, TX
  Southridge Apartments – Austin, TX
  Stone Oak Place Apartments – San Antonio, TX
  Sussex Club Apartments I – Athens, GA
  Sussex Club Apartments II – Athens, GA
  The Ridge Apartments – College Station, TX
  Timber Ridge Apartments – Houston, TX
  Walnut Factory / Z Lofts – Santa Clara, CA
  Willowbrook Apartments I – Reno, NV
  Willowbrook Apartments II – Reno, NV
  Winterland Apartments I – Grand Forks, ND
  Winterland Apartments II – Grand Forks, ND
  Woodside Village Apartments I – Midwest City, OK
  Woodside Village Apartments II – Midwest City, OK

Single Family Loans:
  Merchants Bank – 10 loans, Vermont
  Neslund Properties – 32 loans, Minnesota
  PHH U.S. Mortgage – 5 loans, United States

(e)   Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2004, the total value of fair valued securities was $211,828,528 or 105.1% of net assets. See note 2 in Notes to Financial Statements.

(f)  This security (or a portion of this security) has been purchased on a when-issued basis. On November 30, 2004, the total cost of these investments were $1,287,332.

(g)  Security pledged as collateral for positions purchased on a when-issued basis.

(h)   Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

(i)   On November 30, 2004, the cost of investments in securities was $239,265,959. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$3,296,929
Gross unrealized depreciation	(7,618,728)
Net unrealized depreciation	$(4,321,799)

Abbreviations:

FHLMC–Federal Home Loan Mortgage Corporation

FNMA–Federal National Mortgage Association

2004 Semiannual Report

American Strategic Income Portfolio II

NOTICE TO SHAREHOLDERS (Unaudited)

How to Obtain a Copy of the Fund's Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Holdings Information

The fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commissions Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

2004 Semiannual Report

American Strategic Income Portfolio II

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Board of DIRECTORS

VIRGINIA STRINGER
Chairperson of American Strategic Income Portfolio Inc. II
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III
Director of American Strategic Income Portfolio Inc. II
Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

MICKEY FORET
Director of American Strategic Income Portfolio Inc. II
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

ROGER GIBSON
Director of American Strategic Income Portfolio Inc. II
Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET
Director of American Strategic Income Portfolio Inc. II
Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI
Director of American Strategic Income Portfolio Inc. II
Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER
Director of American Strategic Income Portfolio Inc. II
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of American Strategic Income Portfolio Inc. II
Owner and President of Strauss Management Company

JAMES WADE
Director of American Strategic Income Portfolio Inc. II
Owner and President of Jim Wade Homes

American Strategic Income Portfolio Inc. II’s Board of Directors is comprised entirely of independent directors.

AMERICAN STRATEGIC INCOME PORTFOLIO INC. II

2004 Semiannual Report

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

1/2005 0438-04 BSP-SAR

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.  Applicable for fiscal years ending on or after December 31, 2005.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of this Item.

Item 11—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1) Not applicable.

(a)(2) Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio, Inc. II

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: February 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: February 7, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: February 7, 2005